Annual Total Returns[BarChart] - Federated Hermes Clover Small Value Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.71%)	13.94%	31.49%	7.00%	(6.53%)	21.66%	12.14%	(18.37%)	19.67%	9.13%